Equity Investments - GLB (Details) - USD ($)		12 Months Ended
	Nov. 15, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Payments to equity method investment		$ 2,700,000	$ 48,200,000	$ 86,100,000
Earnings (loss) from equity investments		16,900,000	(7,600,000)	1,500,000
Distributed earnings from equity investments		24,900,000	28,500,000	29,500,000
Guard Libang
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)	50.00%
Payments to equity method investment	$ 28,000,000
Earnings (loss) from equity investments		200,000	1,800,000	(5,700,000)
Equity method investment impairment				6,400,000
Distributed earnings from equity investments		1,800,000	0	0
Distribution of capital		$ 0	$ 0	$ 0